Accounting principles and Policies - Summary of Expected Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Freehold buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	20 years
Freehold buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	50 years
Leasehold land and buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	20 years
Leasehold land and buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	50 years
Plant and machinery | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	10 years
Plant and machinery | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	20 years
Equipment and vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	3 years
Equipment and vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	10 years